Securities - Summary of Non-Interest Revenue (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of Securities [Abstract]
FVTPL securities	$ 68	$ 49
FVOCI securities - net realized gains	14	9
Impairment on FVOCI and amortized cost securities	3	0
Securities gains, other than trading	$ 85	$ 58